Related parties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Other revenues	$ 2,447	$ 1,117	$ 0
Due to related parties	264	226
Due from Related Parties	613	263
[AltairTravelAgencySaMember]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,957	1,799	1,628
Operating Leases, Rent Expense			76
Due to related parties	192	153
[UniversalShippingAndRealEstatesIncMember]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense			304
Due to related parties	0	0
Due from Related Parties	0	0
[DianaShippingAgenciesSaMember]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense			283
Due to related parties	0	0
Due from Related Parties	0	0
[DianaEnterprisesIncMember]
Related Party Transaction [Line Items]
Annual Brokerage Fee	2,384	1,652
Related Party Transaction, Amounts of Transaction	2,384	1,704	1,570
Related Party Transaction, Terms and Manner of Settlement	The agreement has a term of five years and fees are paid quarterly in advance
Due to related parties	0	0
Due from Related Parties	0	0
[DianaEnterprisesIncMember] | [EquityMethodInvesteeMember]
Related Party Transaction [Line Items]
Annual Brokerage Fee		1,040
[EquityMethodInvesteeMember]
Related Party Transaction [Line Items]
Monthly Management Fee Operating Vessels	15
Monthly Management Fee Laid Up Vessels	20
Revenue Commission Percentage	1.00%
Monthly Administrative Fee	10
Other revenues	2,447	1,117
Due from Related Parties	613	263
[PoinsettiaManagementLtdMember]
Related Party Transaction [Line Items]
Related Party Transaction, Date			Oct. 08, 2010
Related Party Transaction, Amounts of Transaction			$ 21,500